Restricted share units (Details)	12 Months Ended
	Dec. 31, 2021 EquityInstruments USD ($)	Dec. 31, 2020 EquityInstruments	Sep. 08, 2021 EquityInstruments	Sep. 03, 2021 EquityInstruments	Mar. 04, 2021 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning	687,334	2,146,000
Granted	8,120,333
Cancelled		(840,000)
Exercised	(385,000)	(618,666)
Balance, ending	7,735,333	687,334
Chief Executive Officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments Other Equity Instruments Granted to Each Co-CEO			2,500,000
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted | $	1,000,000
Number Of Instruments Other Equity Instruments Granted to Each Co-CEO	5,000,000
Restricted share units | Key employees, directors and designated service providers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments Other Equity Instruments Granted to Each Co-CEO					1,381,333
Restricted share units | Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments Other Equity Instruments Granted to Each Co-CEO				739,000
Restricted share units | Chief Executive Officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted | $	500,000
Number Of Instruments Other Equity Instruments Granted to Each Co-CEO	2,500,000		5,000,000